Earnings Per Share (Schedule Of Reconciliation Of Net Income/(Loss) to Net Income/(Loss) Available to Common Shareholders) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Income/(loss) from continuing operations		$ 97,313,000	$ 234,046,000	$ 37,821,000
Income/(loss) from discontinued operations, net of tax	[1]	0	0	548,000
Net income/(loss)		97,313,000	234,046,000	38,369,000
Net income attributable to noncontrolling interest		11,434,000	11,527,000	11,465,000
Net income/(loss) attributable to controlling interest		85,879,000	222,519,000	26,904,000
Preferred stock dividends		6,200,000	6,200,000	5,838,000
Net income/(loss) available to common shareholders		79,679,000	216,319,000	21,066,000
Net income/(loss) from continuing operations available to common shareholders		$ 79,679,000	$ 216,319,000	$ 20,518,000

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.